Aug. 29, 2022
06.30 North Carolina Capital Management Trust PRO-15
Supplement to theThe North Carolina Capital Management Trust:Government PortfolioAugust 29, 2022Prospectus
06.30 North Carolina Capital Management Trust PRO-15 | Government Portfolio
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)